Schedule of Reconciliation of Restated Common Stock (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Class of Stock [Line Items]
Common stock – Limitless X Inc. – as original	1,666,667
Common stock split (1 to 1.94) – Limitless X Inc.	1,566,366
Common stock issuable (additional stock split) – Limitless X Inc.	300,000
Common stock (Bio Lab) – prior to reverse merger | $	$ 360,117
Total as of December 31, 2021 – as retrospectively restated	3,893,150
Issued [Member]
Class of Stock [Line Items]
Common stock – Limitless X Inc. – as original	1,616,667
Common stock split (1 to 1.94) – Limitless X Inc.	1,519,366
Common stock issuable (additional stock split) – Limitless X Inc.
Common stock (Bio Lab) – prior to reverse merger | $	$ 360,117
Total as of December 31, 2021 – as retrospectively restated	3,496,150
Issuable [Member]
Class of Stock [Line Items]
Common stock – Limitless X Inc. – as original	50,000
Common stock split (1 to 1.94) – Limitless X Inc.	47,000
Common stock issuable (additional stock split) – Limitless X Inc.	300,000
Common stock (Bio Lab) – prior to reverse merger | $
Total as of December 31, 2021 – as retrospectively restated	397,000